9. Inventories (Details 1) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Inventories Abstract
At the beginning of the year	R$ (95)	R$ (65)	R$ (73)
Additions	(40)	(51)	(79)
Business combination		(22)
Write-offs / reversal	16	35	85
Foreign currency translation adjustment	(4)
Deconsolidation of Sendas	51	8
Assets held for sale and discontinued operations			2
At the end of the year	R$ (72)	R$ (95)	R$ (65)